Capital Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Capital Commitments

NOTE 20. CAPITAL COMMITMENTS

At December 31, 2024, the Corporation had commitments to purchase property, plant and equipment totaling $128 million (2023 – $175 million). Payments of $92 million for these commitments are expected to be made in 2025, $17 million in 2026 and $19 million in 2027.